FINANCIAL ASSETS AT AMORTISED COST	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
FINANCIAL ASSETS AT AMORTISED COST
NOTE 18: FINANCIAL ASSETS AT AMORTISED COST
Year ended 31 December 2022

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Loans and advances to banks
At 1 January 2022	7,002	–	–	–	7,002	1	–	–	–	1
Exchange and other adjustments	558	–	–	–	558	–	–	–	–	–
Transfers to Stage 2	(3)	3	–		–	–	–	–		–
Impact of transfers between stages	(3)	3	–		–	–	–	–		–
						–	–	–		–
Other changes in credit quality						7	–	–	–	7
Additions and repayments	3,063	24	–	–	3,087	5	2	–	–	7
Charge to the income statement						12	2	–	–	14
At 31 December 2022	10,620	27	–	–	10,647	13	2	–	–	15
Allowance for impairment losses	(13)	(2)	–	–	(15)
Net carrying amount	10,607	25	–	–	10,632

Loans and advances to customers
At 1 January 2022	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Exchange and other adjustments[1]	(393)	15	(23)	12	(389)	2	–	39	65	106
Transfers to Stage 1	8,330	(8,257)	(73)		–	176	(167)	(9)		–
Transfers to Stage 2	(35,046)	35,448	(402)		–	(66)	135	(69)		–
Transfers to Stage 3	(1,250)	(2,528)	3,778		–	(8)	(158)	166		–
Impact of transfers between stages	(27,966)	24,663	3,303		–	(120)	701	268		849
						(18)	511	356		849
Other changes in credit quality						(311)	74	665	78	506
Additions and repayments	9,314	1,555	(1,337)	(1,354)	8,178	110	98	(91)	(58)	59
Methodology and model changes						2	11	(47)	(29)	(63)
(Credit) charge to the income statement						(217)	694	883	(9)	1,351
Advances written off			(928)	(13)	(941)			(928)	(13)	(941)
Recoveries of advances written off in previous years			182	–	182			182	–	182
At 31 December 2022	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Allowance for impairment losses	(700)	(1,808)	(1,757)	(253)	(4,518)
Net carrying amount	380,291	59,356	5,883	9,369	454,899
Drawn ECL coverage[2] (%)	0.2	3.0	23.0	2.6	1.0

Reverse repurchase agreements
At 31 December 2022	44,865	–	–	–	44,865
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	44,865	–	–	–	44,865
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Debt securities
At 1 January 2022	6,827	9	2	–	6,838	1	–	2	–	3
Exchange and other adjustments	408	–	(1)	–	407	–	–	(1)	–	(1)
Transfers to Stage 1	9	(9)	–		–	–	–	–		–
Impact of transfers between stages	9	(9)	–		–	–	–	–		–
						–	–	–		–
Other changes in credit quality						3	–	–	–	3
Additions and repayments	2,690	–	–	–	2,690	4	–	–	–	4
Charge to the income statement						7	–	–	–	7
At 31 December 2022	9,934	–	1	–	9,935	8	–	1	–	9
Allowance for impairment losses	(8)	–	(1)	–	(9)
Net carrying amount	9,926	–	–	–	9,926
Total financial assets at amortised cost	445,689	59,381	5,883	9,369	520,322
The total allowance for impairment losses includes £92 million (2021: £95 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2022	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Exchange and other adjustments[1]	–	–	–	12	12	–	–	28	65	93
Transfers to Stage 1	5,107	(5,096)	(11)		–	28	(27)	(1)		–
Transfers to Stage 2	(26,043)	26,204	(161)		–	(14)	25	(11)		–
Transfers to Stage 3	(444)	(1,793)	2,237		–	–	(63)	63		–
Impact of transfers between stages	(21,380)	19,315	2,065		–	(25)	254	98		327
						(11)	189	149		327
Other changes in credit quality						36	(9)	54	78	159
Additions and repayments	5,268	670	(585)	(1,354)	3,999	18	(10)	(45)	(58)	(95)
Methodology and model changes						–	(12)	(55)	(29)	(96)
Charge (credit) to the income statement						43	158	103	(9)	295
Advances written off			(28)	(13)	(41)			(28)	(13)	(41)
Recoveries of advances written off in previous years			24	–	24			24	–	24
At 31 December 2022	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Allowance for impairment losses	(91)	(552)	(311)	(253)	(1,207)
Net carrying amount	257,426	41,231	3,105	9,369	311,131
Drawn ECL coverage[2] (%)	–	1.3	9.1	2.6	0.4
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2022	11,918	2,077	292	14,287	96	218	128	442
Exchange and other adjustments	(13)	(2)	–	(15)	4	2	(16)	(10)
Transfers to Stage 1	569	(566)	(3)	–	48	(47)	(1)	–
Transfers to Stage 2	(1,319)	1,358	(39)	–	(16)	36	(20)	–
Transfers to Stage 3	(184)	(191)	375	–	(3)	(43)	46	–
Impact of transfers between stages	(934)	601	333	–	(26)	185	73	232
					3	131	98	232
Other changes in credit quality					15	22	227	264
Additions and repayments	445	611	(14)	1,042	(1)	33	(5)	27
Methodology and model changes					3	27	3	33
Charge to the income statement					20	213	323	556
Advances written off			(413)	(413)			(413)	(413)
Recoveries of advances written off in previous years			91	91			91	91
At 31 December 2022	11,416	3,287	289	14,992	120	433	113	666
Allowance for impairment losses	(120)	(433)	(113)	(666)
Net carrying amount	11,296	2,854	176	14,326
Drawn ECL coverage[1] (%)	1.1	13.2	39.1	4.4
1    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2022	82,719	7,530	3,563	93,812	125	260	956	1,341
Exchange and other adjustments	748	6	(20)	734	4	(2)	41	43
Transfers to Stage 1	1,723	(1,676)	(47)	–	55	(55)	–	–
Transfers to Stage 2	(5,807)	5,950	(143)	–	(11)	19	(8)	–
Transfers to Stage 3	(404)	(326)	730	–	(2)	(14)	16	–
Impact of transfers between stages	(4,488)	3,948	540	–	(44)	131	7	94
					(2)	81	15	94
Other changes in credit quality					35	36	192	263
Additions and repayments	1,530	9	(587)	952	59	57	(9)	107
Methodology and model changes					(7)	(18)	–	(25)
Charge to the income statement					85	156	198	439
Advances written off			(127)	(127)			(127)	(127)
Recoveries of advances written off in previous years			2	2			2	2
At 31 December 2022	80,509	11,493	3,371	95,373	214	414	1,070	1,698
Allowance for impairment losses	(214)	(414)	(1,070)	(1,698)
Net carrying amount	80,295	11,079	2,301	93,675
Drawn ECL coverage[1] (%)	0.3	3.6	31.7	1.8
1    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in the allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Undrawn balances
At 1 January 2022	109	86	5	–	200
Exchange and other adjustments	1	–	–	–	1
Transfers to Stage 1	19	(19)	–		–
Transfers to Stage 2	(9)	10	(1)		–
Transfers to Stage 3	(1)	(2)	3		–
Impact of transfers between stages	(15)	81	(1)		65
	(6)	70	1		65
Other items taken to the income statement	30	29	(2)	–	57
Charge (credit) to the income statement	24	99	(1)	–	122
At 31 December 2022	134	185	4	–	323
The Group’s total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	13	2	–	–	15
UK mortgages	91	552	311	253	1,207
Credit cards	120	433	113	–	666
Other	275	409	259	–	943
Retail	486	1,394	683	253	2,816
Commercial Banking	214	414	1,070	–	1,698
Other	–	–	4	–	4
Loans and advances to customers	700	1,808	1,757	253	4,518
Debt securities	8	–	1	–	9
Financial assets at amortised cost	721	1,810	1,758	253	4,542
Other assets	–	–	38	–	38
Provisions in relation to loan commitments and financial guarantees	134	185	4	–	323
Total	855	1,995	1,800	253	4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9
Year ended 31 December 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Loans and advances to banks
At 1 January 2021	8,066	–	–	–	8,066	6	–	–	–	6
Exchange and other adjustments	(11)	–	–	–	(11)	–	–	–	–	–
Other changes in credit quality						(5)	–	–	–	(5)
Additions and repayments	(1,053)	–	–	–	(1,053)	–	–	–	–	–
Credit to the income statement						(5)	–	–	–	(5)
At 31 December 2021	7,002	–	–	–	7,002	1	–	–	–	1
Allowance for impairment losses	(1)	–	–	–	(1)
Net carrying amount	7,001	–	–	–	7,001

Loans and advances to customers
At 1 January 2021	375,300	51,659	6,490	12,511	445,960	1,372	2,145	1,982	261	5,760
Exchange and other adjustments[1]	(2,686)	(39)	(81)	68	(2,738)	(3)	(6)	(1)	121	111
Transfers to Stage 1	18,705	(18,665)	(40)		–	564	(553)	(11)		–
Transfers to Stage 2	(12,009)	12,724	(715)		–	(48)	155	(107)		–
Transfers to Stage 3	(872)	(1,822)	2,694		–	(13)	(220)	233		–
Impact of transfers between stages	5,824	(7,763)	1,939		–	(428)	195	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(245)	(271)	255	(48)	(309)
Additions and repayments	21,598	(8,926)	(1,007)	(1,565)	10,100	(221)	(346)	(99)	(87)	(753)
Methodology and model changes						(63)	15	6	–	(42)
(Credit) charge to the income statement						(454)	(1,025)	498	(135)	(1,116)
Advances written off			(1,058)	(37)	(1,095)			(1,058)	(37)	(1,095)
Recoveries of advances written off in previous years			160	–	160			160	–	160
At 31 December 2021	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Allowance for impairment losses	(915)	(1,114)	(1,581)	(210)	(3,820)
Net carrying amount	399,121	33,817	4,862	10,767	448,567
Drawn ECL coverage[2] (%)	0.2	3.2	24.5	1.9	0.8

Reverse repurchase agreements
At 31 December 2021	54,753	–	–	–	54,753
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	54,753	–	–	–	54,753
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Debt securities
At 1 January 2021	5,406	–	2	–	5,408	1	–	2	–	3
Exchange and other adjustments	(20)	–	–	–	(20)	–	–	–	–	–
Transfers to Stage 2	(6)	6	–		–	–	–	–		–
Impact of transfers between stages	(6)	6	–		–	–	–	–		–
						–	–	–		–
Additions and repayments	1,447	3	–	–	1,450	–	–	–	–	–
Charge to the income statement						–	–	–	–	–
At 31 December 2021	6,827	9	2	–	6,838	1	–	2	–	3
Allowance for impairment losses	(1)	–	(2)	–	(3)
Net carrying amount	6,826	9	–	–	6,835
Total financial assets at amortised cost	467,701	33,826	4,862	10,767	517,156
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2021	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Exchange and other adjustments[1]	–	–	–	68	68	–	–	18	121	139
Transfers to Stage 1	10,109	(10,105)	(4)		–	66	(66)	–		–
Transfers to Stage 2	(6,930)	7,425	(495)		–	(5)	37	(32)		–
Transfers to Stage 3	(147)	(942)	1,089		–	–	(35)	35		–
Impact of transfers between stages	3,032	(3,622)	590		–	(58)	84	48		74
						3	20	51		74
Other changes in credit quality						(14)	(32)	(30)	(48)	(124)
Additions and repayments	19,179	(3,598)	(490)	(1,565)	13,526	8	(52)	(33)	(87)	(164)
Methodology and model changes						(53)	(10)	6	–	(57)
Credit to the income statement						(56)	(74)	(6)	(135)	(271)
Advances written off			(28)	(37)	(65)			(28)	(37)	(65)
Recoveries of advances written off in previous years			9	–	9			9	–	9
At 31 December 2021	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Allowance for impairment losses	(48)	(394)	(184)	(210)	(836)
Net carrying amount	273,581	21,404	1,756	10,767	307,508
Drawn ECL coverage[2] (%)	–	1.8	9.5	1.9	0.3
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2021	11,301	3,273	340	14,914	155	458	153	766
Exchange and other adjustments	(29)	(7)	(1)	(37)	7	13	(13)	7
Transfers to Stage 1	1,610	(1,605)	(5)	–	190	(188)	(2)	–
Transfers to Stage 2	(513)	558	(45)	–	(10)	34	(24)	–
Transfers to Stage 3	(137)	(259)	396	–	(4)	(77)	81	–
Impact of transfers between stages	960	(1,306)	346	–	(115)	46	71	2
					61	(185)	126	2
Other changes in credit quality					(65)	(50)	230	115
Additions and repayments	(314)	117	(35)	(232)	(62)	(18)	(10)	(90)
Methodology and model changes					–	–	–	–
(Credit) charge to the income statement					(66)	(253)	346	27
Advances written off			(444)	(444)			(444)	(444)
Recoveries of advances written off in previous years			86	86			86	86
At 31 December 2021	11,918	2,077	292	14,287	96	218	128	442
Allowance for impairment losses	(96)	(218)	(128)	(442)
Net carrying amount	11,822	1,859	164	13,845
Drawn ECL coverage[1] (%)	0.8	10.5	43.8	3.1
1    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2021	78,868	15,058	3,576	97,502	299	733	1,290	2,322
Exchange and other adjustments	151	(1)	(77)	73	(3)	(5)	18	10
Transfers to Stage 1	5,744	(5,729)	(15)	–	192	(191)	(1)	–
Transfers to Stage 2	(3,146)	3,273	(127)	–	(19)	48	(29)	–
Transfers to Stage 3	(335)	(284)	619	–	(2)	(29)	31	–
Impact of transfers between stages	2,263	(2,740)	477	–	(176)	40	6	(130)
					(5)	(132)	7	(130)
Other changes in credit quality					(101)	(133)	(159)	(393)
Additions and repayments	1,437	(4,787)	(215)	(3,565)	(65)	(203)	(2)	(270)
Methodology and model changes					–	–	–	–
Credit to the income statement					(171)	(468)	(154)	(793)
Advances written off			(200)	(200)			(200)	(200)
Recoveries of advances written off in previous years			2	2			2	2
At 31 December 2021	82,719	7,530	3,563	93,812	125	260	956	1,341
Allowance for impairment losses	(125)	(260)	(956)	(1,341)
Net carrying amount	82,594	7,270	2,607	92,471
Drawn ECL coverage[1] (%)	0.2	3.5	26.8	1.4
1    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in the allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Undrawn balances
At 1 January 2021	212	234	13	–	459
Exchange and other adjustments	(1)	(2)	1	–	(2)
Transfers to Stage 1	78	(78)	–		–
Transfers to Stage 2	(8)	8	–		–
Transfers to Stage 3	(1)	(6)	7		–
Impact of transfers between stages	(69)	18	(4)		(55)
	–	(58)	3		(55)
Other items taken to the income statement	(102)	(88)	(12)	–	(202)
Credit to the income statement	(102)	(146)	(9)	–	(257)
At 31 December 2021	109	86	5	–	200
The Group’s total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	1	–	–	–	1
UK mortgages	48	394	184	210	836
Credit cards	96	218	128	–	442
Other	246	242	307	–	795
Retail	390	854	619	210	2,073
Commercial Banking	125	260	956	–	1,341
Other	400	–	6	–	406
Loans and advances to customers	915	1,114	1,581	210	3,820
Debt securities	1	–	2	–	3
Financial assets at amortised cost	917	1,114	1,583	210	3,824
Other assets	–	–	18	–	18
Provisions in relation to loan commitments and financial guarantees	109	86	5	–	200
Total	1,026	1,200	1,606	210	4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	–	–	–	3
The movement tables are compiled by comparing the position at 31 December to that at the beginning of the year. Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within purchased or originated credit-impaired, which are not transferable.
Additions and repayments comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.